Other Long-Term Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Particulars of Other long-term liabilities
Long-term portion of income taxes payable	$ 119	$ 116
Long-term portion of fair value of hedges	41	18
Asset retirement obligation	36	36
Deferred revenue	11	15
Total	$ 207	$ 185